Related Party - Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [abstract]
Remuneration and short-term benefits	$ 6,614	$ 4,592	$ 4,671
Defined contribution plan	94	89	84
Other benefits	17	15	14
Share-based compensation expense	$ 17,677	$ 13,347	$ 8,674